SHARE CAPITAL (Narrative) (Details)		1 Months Ended		12 Months Ended
	Feb. 08, 2018 CAD ($) $ / shares shares	Aug. 28, 2019 CAD ($) $ / shares shares	May 17, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares
Disclosure of reserves within equity [line items]
Shares issued - Acquisition of mineral claims (Shares) | shares				3,000,000
Shares issued - Acquisition of mineral claims				$ 2,760,000
Number of equity instruments issued | shares	2,905,066		3,727,000	3,727,000	2,905,066
Number of shares issued pursuant to base offering | shares			3,333,333
Number of flow-through shares issued pursuant to agent's exercise of option | shares			393,667
Equity issuance, price per unit | $ / shares	$ 1.15		$ 0.90
Gross proceeds	$ 3,340,826		$ 3,354,300	$ 3,354,300	$ 3,340,826
Weighted average exercise price of warrants granted in share-based payment arrangement	1.75			0.00
Issuance costs	$ 152,825		$ 341,660	341,660	$ 152,825
Flow-through premium				$ 857,210
Canadian Creek Property [Member]
Disclosure of reserves within equity [line items]
Number of mineral claims acquired		311
Shares issued - Acquisition of mineral claims (Shares) | shares		3,000,000
Acquisition value per share | $ / shares		$ 0.92
Shares issued - Acquisition of mineral claims		$ 2,760,000